Consolidated statements of changes in equity - USD ($)	Total	Issued Capital [Member]	Reserves [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2019	$ 1,745,000	$ 1,848,000	$ 0	$ (103,000)
Changes in equity [Abstract]
Loss after income tax expense for the year	(2,142,000)	0	0	(2,142,000)
Other comprehensive income (loss) for the year, net of tax	546,000	0	546,000	0
Total comprehensive income/(loss) for the year	(1,596,000)	0	546,000	(2,142,000)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs (note 21)	2,394,000	2,394,000	0	0
Share-based payments (note 31)	179,000	0	179,000	0
Conversion of SAFE notes (note 21)	4,163,000	4,163,000	0	0
Shares issued as part of business combination	1,933,000	1,933,000	0	0
Balance at Jun. 30, 2020	8,818,000	10,338,000	725,000	(2,245,000)
Changes in equity [Abstract]
Loss after income tax expense for the year	(60,390,000)	0	0	(60,390,000)
Other comprehensive income (loss) for the year, net of tax	1,313,000	0	1,313,000	0
Total comprehensive income/(loss) for the year	(59,077,000)	0	1,313,000	(60,390,000)
Transactions with owners in their capacity as owners:
Share-based payments (note 31)	805,000	0	805,000	0
Balance at Jun. 30, 2021	(49,454,000)	10,338,000	2,843,000	(62,635,000)
Changes in equity [Abstract]
Loss after income tax expense for the year	(419,770,000)	0	0	(419,770,000)
Other comprehensive income (loss) for the year, net of tax	(23,553,000)	0	(23,553,000)	0
Total comprehensive income/(loss) for the year	(443,323,000)	0	(23,553,000)	(419,770,000)
Transactions with owners in their capacity as owners:
Share-based payments (note 31)	13,896,000	0	13,896,000	0
Issue of ordinary shares (net of capital raise costs) (note 21)	220,683,000	220,683,000	0	0
Conversion of hybrid financial instruments (note 21)	695,383,000	695,383,000	0	0
Share-based payments, prepaid in advance (note 21)	177,000	177,000	0	0
Balance at Jun. 30, 2022	$ 437,362,000	$ 926,581,000	$ (6,814,000)	$ (482,405,000)